SEMIANNUAL REPORT
                                 MARCH 31, 2002

                                      FMI
                                  Common Stock
                                   Fund, Inc.
                               formerly known as
                      Fiduciary Capital Growth Fund, Inc.

                                   A NO-LOAD
                                  MUTUAL FUND

                                      FMI
                                  Common Stock
                                   Fund, Inc.

                                                                     May 2, 2002

Dear Fellow Shareholder:

  Solid investment results were achieved in the first calendar quarter of 2002 even though fundamentals remained weak in many sectors. FMI Common Stock Fund increased 5.9% for the quarter, but we can assure you that your research analysts are not complacent. The annualized returns for one, five and ten years are 26.6%, 14.4% and 13.8%, respectively. Our eyes are fixed on the future and the many pitfalls that are present in the equity markets. The overriding concern remains high valuations. These concerns were articulated in last quarter's letter and we will not dwell upon them further, other than to point out that a number of equity sectors advanced in the March quarter despite starting the year at historically elevated valuation levels. The economically sensitive sectors were particularly strong, as investors decided the recession was over and that strong growth lay ahead. We recognize that there are some signs of better economic activity, including a widely watched manufacturing index that advanced for the second straight month, but we are concerned that most Wall Street strategists and economists have already jumped on the recovery bandwagon. Any time there is an overwhelming consensus of opinion, it makes us just a little more cautious. After a period of inventory liquidation, it is common to see some replenishment, creating the feel of a recovery. It would not be surprising to then slip into a so-called "double dip recession." We are not making this economic call; we are simply observing that many difficult conditions still exist. The escalating violence in the Middle East is additional cause for concern.

  The unusual behavior and performance of the consumer over the past 12-18 months is worth noting. Unlike past recessions, consumers have continued to spend relatively freely. Home prices have escalated at record levels and new and existing home sales have been very strong. Big-ticket consumer durables have been much stronger than expected, as have been other consumer related purchases. Record debt has been layered on to help fund these purchases. The typical pattern in a recession is the consumer gets religion, then re-liquifies his balance sheet, which provides the juice for the next up-cycle. This cycle's unemployment rate ostensibly topped out at 5.8%, not much higher than before the recession, so the normal pattern of a strong employment rebound driving higher spending will also likely be absent in this cycle. Consumer-investor behavior has also been highly unusual. In the aftermath of a typical bear market, the public usually becomes disillusioned with equities and fund flows run negative. As the accompanying chart depicts, investors have yawned at this bear market. With the possible exception of telecom and some technology-related sectors, we have not seen the ugly phase of a typical bear market.

        U.S. Focus Equity Funds
  Net Cash Flow As a % of Equity Assets
      1957 To Date     Source: ICI

Date                  Flow as % of Assets
----                  -------------------
1957                         1.256%
Feb 1957                     0.822%
Mar 1957                     0.874%
Apr 1957                     0.806%
May 1957                     0.783%
Jun 1957                     0.745%
Jul 1957                     0.994%
Aug 1957                     0.947%
Sep 1957                     0.810%
Oct 1957                     1.085%
Nov 1957                     0.801%
Dec 1957                     0.801%
1958                         1.099%
Feb 1958                     0.734%
Mar 1958                     0.785%
Apr 1958                     0.922%
May 1958                     0.694%
Jun 1958                     0.868%
Jul 1958                     1.079%
Aug 1958                     0.805%
Sep 1958                     0.821%
Oct 1958                     0.896%
Nov 1958                     0.833%
Dec 1958                     0.703%
1959                         1.083%
Feb 1959                     0.835%
Mar 1959                     0.955%
Apr 1959                     0.745%
May 1959                     0.709%
Jun 1959                     0.751%
Jul 1959                     0.947%
Aug 1959                     0.759%
Sep 1959                     0.908%
Oct 1959                     0.866%
Nov 1959                     0.724%
Dec 1959                     0.806%
1960                         0.953%
Feb 1960                     0.971%
Mar 1960                     0.697%
Apr 1960                     0.644%
May 1960                     0.560%
Jun 1960                     0.576%
Jul 1960                     0.639%
Aug 1960                     0.493%
Sep 1960                     0.677%
Oct 1960                     0.564%
Nov 1960                     0.628%
Dec 1960                     0.576%
1961                         0.791%
Feb 1961                     0.559%
Mar 1961                     0.718%
Apr 1961                     0.598%
May 1961                     0.617%
Jun 1961                     0.660%
Jul 1961                     0.815%
Aug 1961                     0.698%
Sep 1961                     0.755%
Oct 1961                     0.805%
Nov 1961                     0.827%
Dec 1961                     0.828%
Jan 1962                     1.179%
Feb 1962                     0.819%
Mar 1962                     0.823%
Apr 1962                     0.774%
May 1962                     0.854%
Jun 1962                     0.605%
Jul 1962                     0.688%
Aug 1962                     0.379%
Sep 1962                     0.267%
Oct 1962                     0.338%
Nov 1962                     0.350%
Dec 1962                     0.409%
1963                         0.526%
Feb 1963                     0.231%
Mar 1963                     0.369%
Apr 1963                     0.299%
May 1963                     0.255%
Jun 1963                     0.337%
Jul 1963                     0.406%
Aug 1963                     0.279%
Sep 1963                     0.262%
Oct 1963                     0.328%
Nov 1963                     0.350%
Dec 1963                     0.366%
Jan 1964                     0.427%
Feb 1964                     0.207%
Mar 1964                     0.296%
Apr 1964                     0.411%
May 1964                     0.321%
Jun 1964                     0.500%
Jul 1964                     0.495%
Aug 1964                     0.392%
Sep 1964                     0.513%
Oct 1964                     0.564%
Nov 1964                     0.633%
Dec 1964                     0.686%
1965                         0.839%
Feb 1965                     0.501%
Mar 1965                     0.617%
Apr 1965                     0.623%
May 1965                     0.455%
Jun 1965                     0.768%
Jul 1965                     0.601%
Aug 1965                     0.408%
Sep 1965                     0.604%
Oct 1965                     0.650%
Nov 1965                     0.571%
Dec 1965                     0.848%
Jan 1966                     0.873%
Feb 1966                     0.584%
Mar 1966                     0.964%
Apr 1966                     0.763%
May 1966                     0.738%
Jun 1966                     0.525%
Jul 1966                     0.599%
Aug 1966                     0.523%
Sep 1966                     0.564%
Oct 1966                     0.586%
Nov 1966                     0.442%
Dec 1966                     0.428%
1967                         0.572%
Feb 1967                     0.314%
Mar 1967                     0.413%
Apr 1967                     0.350%
May 1967                     0.249%
Jun 1967                     0.369%
Jul 1967                     0.473%
Aug 1967                     0.228%
Sep 1967                     0.242%
Oct 1967                     0.325%
Nov 1967                     0.547%
Dec 1967                     0.581%
Jan 1968                     0.566%
Feb 1968                     0.460%
Mar 1968                     0.741%
Apr 1968                     0.670%
May 1968                     0.282%
Jun 1968                     0.333%
Jul 1968                     0.504%
Aug 1968                     0.459%
Sep 1968                     0.396%
Oct 1968                     0.498%
Nov 1968                     0.684%
Dec 1968                     0.636%
1969                         0.899%
Feb 1969                     0.486%
Mar 1969                     0.664%
Apr 1969                     0.580%
May 1969                     0.310%
Jun 1969                     0.278%
Jul 1969                     0.523%
Aug 1969                     0.562%
Sep 1969                     0.424%
Oct 1969                     0.580%
Nov 1969                     0.284%
Dec 1969                     0.458%
Jan 1970                     0.489%
Feb 1970                     0.328%
Mar 1970                     0.339%
Apr 1970                     0.151%
May 1970                     0.008%
Jun 1970                     0.435%
Jul 1970                     0.279%
Aug 1970                     0.340%
Sep 1970                     0.314%
Oct 1970                     0.407%
Nov 1970                     0.284%
Dec 1970                     0.334%
1971                         0.488%
Feb 1971                     0.051%
Mar 1971                     0.081%
Apr 1971                     0.275%
May 1971                    -0.226%
Jun 1971                    -0.061%
Jul 1971                    -0.141%
Aug 1971                     0.072%
Sep 1971                    -0.313%
Oct 1971                     0.345%
Nov 1971                     0.124%
Dec 1971                     0.078%
Jan 1972                     0.080%
Feb 1972                    -0.188%
Mar 1972                    -0.330%
Apr 1972                    -0.425%
May 1972                    -0.346%
Jun 1972                    -0.261%
Jul 1972                    -0.047%
Aug 1972                    -0.328%
Sep 1972                    -0.228%
Oct 1972                    -0.047%
Nov 1972                    -0.432%
Dec 1972                    -0.284%
1973                        -0.229%
Feb 1973                    -0.377%
Mar 1973                    -0.023%
Apr 1973                    -0.302%
May 1973                    -0.332%
Jun 1973                    -0.094%
Jul 1973                     0.014%
Aug 1973                    -0.389%
Sep 1973                    -0.123%
Oct 1973                    -0.489%
Nov 1973                    -0.088%
Dec 1973                    -0.091%
Jan 1974                     0.019%
Feb 1974                    -0.200%
Mar 1974                    -0.184%
Apr 1974                    -0.218%
May 1974                    -0.164%
Jun 1974                    -0.051%
Jul 1974                    -0.234%
Aug 1974                    -0.200%
Sep 1974                    -0.105%
Oct 1974                     0.240%
Nov 1974                     0.077%
Dec 1974                     0.388%
1975                         0.443%
Feb 1975                     0.044%
Mar 1975                    -0.030%
Apr 1975                    -0.139%
May 1975                    -0.263%
Jun 1975                    -0.198%
Jul 1975                    -0.402%
Aug 1975                    -0.286%
Sep 1975                    -0.198%
Oct 1975                    -0.222%
Nov 1975                    -0.307%
Dec 1975                    -0.232%
Jan 1976                    -0.394%
Feb 1976                    -0.791%
Mar 1976                    -0.855%
Apr 1976                    -0.829%
May 1976                    -0.902%
Jun 1976                    -0.507%
Jul 1976                    -0.853%
Aug 1976                    -0.781%
Sep 1976                    -0.725%
Oct 1976                    -0.470%
Nov 1976                    -0.316%
Dec 1976                    -0.291%
1977                        -0.184%
Feb 1977                    -0.530%
Mar 1977                    -0.641%
Apr 1977                    -0.250%
May 1977                    -0.686%
Jun 1977                    -0.448%
Jul 1977                    -0.418%
Aug 1977                    -0.586%
Sep 1977                    -0.442%
Oct 1977                    -0.419%
Nov 1977                    -0.214%
Dec 1977                    -0.400%
Jan 1978                     0.044%
Feb 1978                     0.010%
Mar 1978                    -0.011%
Apr 1978                    -0.074%
May 1978                    -0.949%
Jun 1978                    -0.850%
Jul 1978                    -0.552%
Aug 1978                    -1.053%
Sep 1978                    -0.993%
Oct 1978                    -1.058%
Nov 1978                    -0.037%
Dec 1978                     0.187%
1979                        -0.194%
Feb 1979                    -0.918%
Mar 1979                    -0.547%
Apr 1979                    -0.893%
May 1979                    -1.140%
Jun 1979                    -0.416%
Jul 1979                    -0.737%
Aug 1979                    -0.780%
Sep 1979                    -0.984%
Oct 1979                    -1.090%
Nov 1979                     0.336%
Dec 1979                     0.010%
Jan 1980                     0.000%
Feb 1980                    -1.057%
Mar 1980                    -0.855%
Apr 1980                     0.613%
May 1980                     0.060%
Jun 1980                    -0.136%
Jul 1980                     0.291%
Aug 1980                     0.027%
Sep 1980                    -0.274%
Oct 1980                    -0.009%
Nov 1980                     0.968%
Dec 1980                    -0.355%
1981                        -0.582%
Feb 1981                     0.128%
Mar 1981                     0.293%
Apr 1981                    -0.211%
May 1981                     0.573%
Jun 1981                    -0.492%
Jul 1981                    -0.385%
Aug 1981                    -0.474%
Sep 1981                    -0.060%
Oct 1981                     1.219%
Nov 1981                     0.507%
Dec 1981                    -0.557%
Jan 1982                     0.405%
Feb 1982                     0.334%
Mar 1982                     0.835%
Apr 1982                     1.044%
May 1982                    -0.664%
Jun 1982                     0.945%
Jul 1982                     0.594%
Aug 1982                     1.566%
Sep 1982                    -0.441%
Oct 1982                     1.088%
Nov 1982                     0.502%
Dec 1982                     2.006%
1983                         2.423%
Feb 1983                     1.515%
Mar 1983                     2.087%
Apr 1983                     3.035%
May 1983                     2.259%
Jun 1983                     2.395%
Jul 1983                     0.771%
Aug 1983                     0.258%
Sep 1983                     2.385%
Oct 1983                     0.570%
Nov 1983                     2.162%
Dec 1983                     0.610%
1984                         1.599%
Feb 1984                    -0.220%
Mar 1984                     0.881%
Apr 1984                     1.281%
May 1984                     0.107%
Jun 1984                     0.363%
Jul 1984                     0.037%
Aug 1984                     3.150%
Sep 1984                    -0.327%
Oct 1984                    -0.396%
Nov 1984                    -0.122%
Dec 1984                    -0.208%
1985                         2.259%
Feb 1985                     0.713%
Mar 1985                    -0.316%
Apr 1985                     1.077%
May 1985                     1.382%
Jun 1985                     0.388%
Jul 1985                     0.605%
Aug 1985                     0.131%
Sep 1985                    -0.456%
Oct 1985                     1.593%
Nov 1985                     1.589%
Dec 1985                     0.933%
1986                         1.140%
Feb 1986                     2.433%
Mar 1986                     2.235%
Apr 1986                     2.782%
May 1986                     1.800%
Jun 1986                     1.465%
Jul 1986                    -0.042%
Aug 1986                     1.847%
Sep 1986                    -0.634%
Oct 1986                     1.740%
Nov 1986                     1.791%
Dec 1986                     1.189%
1987                         3.315%
Feb 1987                     2.031%
Mar 1987                     1.724%
Apr 1987                     2.156%
May 1987                     0.868%
Jun 1987                     1.126%
Jul 1987                     1.089%
Aug 1987                     1.221%
Sep 1987                     0.353%
Oct 1987                    -3.602%
Nov 1987                    -0.608%
Dec 1987                    -0.602%
1988                        -0.391%
Feb 1988                    -0.504%
Mar 1988                    -0.898%
Apr 1988                    -0.468%
May 1988                    -0.779%
Jun 1988                     0.424%
Jul 1988                    -0.827%
Aug 1988                    -1.477%
Sep 1988                    -0.325%
Oct 1988                    -0.759%
Nov 1988                    -1.653%
Dec 1988                    -0.056%
1989                         0.067%
Feb 1989                    -1.118%
Mar 1989                    -0.357%
Apr 1989                     0.452%
May 1989                     0.576%
Jun 1989                    -0.273%
Jul 1989                     0.796%
Aug 1989                     0.921%
Sep 1989                     0.433%
Oct 1989                     0.121%
Nov 1989                     1.472%
Dec 1989                     0.816%
1990                        -0.330%
Feb 1990                     0.983%
Mar 1990                     1.087%
Apr 1990                     0.526%
May 1990                     1.457%
Jun 1990                     0.372%
Jul 1990                    -0.251%
Aug 1990                    -0.922%
Sep 1990                    -0.231%
Oct 1990                     0.303%
Nov 1990                     0.575%
Dec 1990                    -0.071%
1991                         0.363%
Feb 1991                     1.031%
Mar 1991                     0.746%
Apr 1991                     1.306%
May 1991                     1.239%
Jun 1991                     0.461%
Jul 1991                     1.376%
Aug 1991                     1.036%
Sep 1991                     1.092%
Oct 1991                     1.787%
Nov 1991                     1.209%
Dec 1991                     1.978%
1992                         1.962%
Feb 1992                     2.202%
Mar 1992                     1.971%
Apr 1992                     2.193%
May 1992                     1.629%
Jun 1992                     1.255%
Jul 1992                     1.698%
Aug 1992                     0.961%
Sep 1992                     1.397%
Oct 1992                     1.268%
Nov 1992                     2.162%
Dec 1992                     2.035%
1993                         2.132%
Feb 1993                     1.767%
Mar 1993                     2.038%
Apr 1993                     1.925%
May 1993                     1.497%
Jun 1993                     1.375%
Jul 1993                     1.435%
Aug 1993                     1.432%
Sep 1993                     1.133%
Oct 1993                     1.442%
Nov 1993                     1.017%
Dec 1993                     1.301%
1994                         1.550%
Feb 1994                     1.192%
Mar 1994                     0.894%
Apr 1994                     1.371%
May 1994                     1.153%
Jun 1994                     0.865%
Jul 1994                     0.815%
Aug 1994                     1.122%
Sep 1994                     0.708%
Oct 1994                     0.793%
Nov 1994                     0.312%
Dec 1994                     0.520%
1995                         0.771%
Feb 1995                     0.937%
Mar 1995                     0.787%
Apr 1995                     0.984%
May 1995                     0.770%
Jun 1995                     0.823%
Jul 1995                     1.201%
Aug 1995                     1.254%
Sep 1995                     1.091%
Oct 1995                     0.899%
Nov 1995                     1.195%
Dec 1995                     1.248%
1996                         1.757%
Feb 1996                     1.459%
Mar 1996                     1.408%
Apr 1996                     1.508%
May 1996                     1.466%
Jun 1996                     0.810%
Jul 1996                     0.323%
Aug 1996                     1.122%
Sep 1996                     1.048%
Oct 1996                     0.812%
Nov 1996                     0.881%
Dec 1996                     0.647%
1997                         1.453%
Feb 1997                     0.862%
Mar 1997                     0.486%
Apr 1997                     0.686%
May 1997                     0.949%
Jun 1997                     0.674%
Jul 1997                     1.099%
Aug 1997                     0.674%
Sep 1997                     1.099%
Oct 1997                     0.935%
Nov 1997                     0.952%
Dec 1997                     0.828%
1998                         0.737%
Feb 1998                     0.922%
Mar 1998                     0.856%
Apr 1998                     0.908%
May 1998                     0.679%
Jun 1998                     0.666%
Jul 1998                     0.632%
Aug 1998                    -0.318%
Sep 1998                     0.407%
Oct 1998                     0.131%
Nov 1998                     0.575%
Dec 1998                     0.226%
1999                         0.607%
Feb 1999                     0.227%
Mar 1999                     0.553%
Apr 1999                     0.921%
May 1999                     0.557%
Jun 1999                     0.475%
Jul 1999                     0.559%
Aug 1999                     0.279%
Sep 1999                     0.299%
Oct 1999                     0.525%
Nov 1999                     0.539%
Dec 1999                     0.500%
2000                         0.927%
Feb 2000                     1.017%
Mar 2000                     0.882%
Apr 2000                     0.848%
May 2000                     0.381%
Jun 2000                     0.556%
Jul 2000                     0.421%
Aug 2000                     0.517%
Sep 2000                     0.420%
Oct 2000                     0.520%
Nov 2000                     0.344%
Dec 2000                     0.333%
2001                         0.607%
Feb 2001                     0.037%
Mar 2001                    -0.533%
Apr 2001                     0.540%
May 2001                     0.633%
Jun 2001                     0.304%
Jul 2001                     0.077%
Aug 2001                    -0.045%
Sep 2001                    -1.015%
Oct 2001                     0.191%
Nov 2001                     0.460%
Dec 2001                     0.232%
2002                         0.555%
Feb 2002                     0.262%
Mar 2002                     0.750%

(c)  The Leuthold Group 2002

  With that less than positive preamble, we would like to remind our long-term investors that our outlook is usually inversely proportional to valuations. When stocks are cheap, we are more willing to look through various concerns. When equities are generally rich, like today, we become even more risk sensitive. This approach has served us well for over twenty years.

  Following are some of the investments in your portfolio and our reasons for holding them.

Parametric Technology Corp.
---------------------------

  Parametric Technology was introduced to you in our October letter. Normally we would not feature it again so soon, but we thought it provided good insight into our investment process. Recall that Parametric is the leading provider of mechanical design and collaboration software and service. The Company has over 33,000 installations, $800 million in revenue and a strong service and maintenance base that provides recurring revenue. Parametric has no debt and over $230 million in cash.

  After a fast start in the December quarter, the stock retreated over 20% in the March quarter in response to an announced earnings miss, and now is just slightly in the black from a performance standpoint. We recently bought more shares because we felt the investment thesis was still sound and that the long-term outlook remained positive. Early in the quarter, two of our analysts spent half a day with a local Fortune 400 manufacturer, visiting with users of Parametric software and their supervisors. This exercise reinforced our belief in the franchise value of the Company. Later in the quarter one analyst spent a day in Boston at a company-sponsored analyst meeting. There he was able to better understand the new product pipeline as well as to confirm the Company's strategic direction.

  The earnings miss has to be viewed in the context of the economy and the environment for technology and industrial spending. The industrial and software markets have been very weak and many other companies are reporting delays or cancellations in orders. We recognized that a rebound in fundamentals might not happen right away. Buying the stock at an attractive valuation gave us a margin of safety. Six months later the story remains the same.

ABM Industries Inc.
-------------------

  ABM is one of the largest facility service contractors, providing janitorial, air conditioning, elevator, engineering, lighting, parking and security services to thousands of commercial customers across North America. Although these may seem like mundane businesses, the Company has compiled a long history of consistent sales, earnings and dividends. We like companies that do the dirty work! The fundamental business model at ABM is attractive because the revenues are fairly predictable, it is not capital intensive, and is easy to understand. We see the franchise value building over time as companies outsource these services to this branded player. Over time, the Company will offer a package of services across a wide spectrum of customers. This should prove beneficial to margins.

  An opportunity to purchase ABM resulted from the tragic events of September
11. The World Trade Center was ABM's largest account, generating nearly $65 million in revenue (3.3% of revenue) and $10 million of gross profit. The stock dropped significantly and also reacted negatively to an increase in insurance reserves. While terribly unfortunate, these events were certainly not catastrophic to ABM. Our analysis of the insurance issues and the Company's ability to eventually replace the World Trade Center revenue led us to conclude that ABM would rebound. The Company continues to have a rock-solid balance sheet and a positive long-term outlook.

ALLETE, Inc.
------------

  ALLETE is a diversified company that we recently purchased at an attractive discount to intrinsic value. The Company is refocusing its core operations around its utility and auto auction businesses as the board of directors replaced the CEO who was the chief architect of the prior diversification effort. The businesses to be sold are water and wastewater utilities in Florida, Georgia and North Carolina, and various residential real estate holdings in Florida. We were attracted to the two core businesses, as they are solid operations with good cash flow characteristics. The main utility, Minnesota Power, is well run and appears to be positioned nicely for future competition in the upper Midwest as it charges among the lowest power rates in the Country. The auto auction business, ADESA, is the second largest auction house in the U.S. and the largest in Canada.

  Upon the completion of the water utility sales in Florida, approximately 60% of the earnings will come from auto auctions. Auto auctions have taken market share from other sources of used cars from an auto dealer's perspective -- such as trade-ins, wholesalers, other auto dealers and street purchases. Auto dealers have also been taking market share from private individual transactions -- due primarily to financing and warranty issues. Additionally, used car sales have been shown to be remarkably recession-resistant when compared to their new car sales counterpart. We found the valuation, at 10 times 2002 earnings, attractive for the utility and considerably undervalued for the auction business. We also liked the fact that the 4.4% dividend yield was supported by a reasonable 45% payout ratio, resulting in retained earnings adequate to grow the business.

Other
-----

  You may have noticed an old soldier missing from your portfolio: Sungard Data Systems. Sungard was held for eleven of the past twelve years. It has been and remains an excellent Company with a first class management team. We felt the current valuation as well as the big market capitalization warranted our move to the sidelines.

  Thank you for your support of FMI Common Stock Fund, Inc.

  Sincerely,

  /s/Ted D. Kellner        /s/Donald S. Wilson       /s/Patrick J. English

  Ted D. Kellner, C.F.A    Donald S. Wilson, C.F.A   Patrick J. English, C.F.A.
  President and            Vice President            Portfolio Manager
  Portfolio Manager

             225 E. Mason St. o Milwaukee, WI  53202 o 414-226-4555
                              www.fiduciarymgt.com

FMI Common Stock Fund, Inc.
STATEMENT OF NET ASSETS
March 31, 2002 (Unaudited)

SHARES OR                                                             QUOTED
PRINCIPAL                                                             MARKET
  AMOUNT                                                COST          VALUE
---------                                               ----          ------

LONG-TERM INVESTMENTS -- 88.2% (A)<F2>

COMMON STOCKS -- 84.9% (A)<F2>

COMMERCIAL SERVICES SECTOR -- 16.8%
-----------------------------------

             BUSINESS SERVICES -- 11.7%
    44,100   ABM Industries Inc.                     $ 1,413,667   $ 1,618,470
    49,000   ALLETE, Inc.                              1,218,922     1,425,410
    78,800   G & K Services, Inc.                      2,037,343     2,936,088
    46,200   Manpower Inc.                             1,378,950     1,796,256
    40,900   Watson Wyatt &
               Company Holdings*<F1>                     927,168     1,118,615
                                                     -----------   -----------
                                                       6,976,050     8,894,839

             INDUSTRIAL SERVICES -- 5.1%
   206,700   Republic Services, Inc.*<F1>              2,991,768     3,861,156

CONSUMER DISCRETIONARY SECTOR -- 15.6%
--------------------------------------

             CONSUMER PRODUCTS - DURABLES -- 1.3%
    30,000   Snap-on Inc.                                929,293     1,021,500

             ENTERTAINMENT -- 1.0%
    52,000   Championship Auto Racing
               Teams, Inc.*<F1>                          826,888       733,720

             PUBLISHING-MISCELLANEOUS -- 3.4%
    22,600   Harte-Hanks, Inc.                           568,080       715,064
    42,900   ProQuest Co.*<F1>                         1,282,745     1,844,271
                                                     -----------   -----------
                                                       1,850,825     2,559,335

             RETAIL TRADE -- 4.4%
   158,300   Casey's General Stores, Inc.              1,438,077     2,137,050
    35,900   Family Dollar Stores, Inc.                  576,554     1,203,009
                                                     -----------   -----------
                                                       2,014,631     3,340,059

             TEXTILE-APPAREL MANUFACTURERS -- 5.5%
    83,800   Liz Claiborne, Inc.                       1,797,352     2,376,568
   107,300   Paxar Corp.*<F1>                          1,055,020     1,808,005
                                                     -----------   -----------
                                                       2,852,372     4,184,573

CONSUMER STAPLES SECTOR -- 1.3%
-------------------------------

             FOOD & BEVERAGES -- 1.3%
    26,700   Lancaster Colony Corp.                      963,177       988,968

ENERGY SECTOR -- 1.5%
---------------------

             OIL & GAS PRODUCERS -- 1.5%
    29,800   Stone Energy Corp.*<F1>                   1,131,245     1,154,750

FINANCIAL SERVICES SECTOR -- 13.6%
----------------------------------

             FINANCIAL SERVICES - DIVERSE -- 2.6%
    78,300   Security Capital
               Group Inc. CL B*<F1>                    1,418,822     1,994,301

             LIFE INSURANCE -- 2.8%
    66,550   Protective Life Corp.                     2,060,809     2,075,029

             MULTI-LINE INSURANCE -- 8.2%
    72,500   Delphi Financial Group, Inc.              2,328,853     2,842,725
   105,800   Old Republic
               International Corp.                     1,692,083     3,382,426
                                                     -----------   -----------
                                                       4,020,936     6,225,151

HEALTHCARE SECTOR -- 12.8%
--------------------------

             HEALTHCARE PRODUCTS -- 8.0%
    50,700   Apogent Technologies Inc.*<F1>              392,777     1,251,276
    37,000   Cambrex Corp.                               974,065     1,557,700
    40,250   DENTSPLY
               International Inc.                        542,444     1,491,665
    65,500   IDEXX Laboratories, Inc.*<F1>             1,467,715     1,758,020
                                                     -----------   -----------
                                                       3,377,001     6,058,661

             HEALTHCARE SERVICES -- 4.8%
    70,300   Renal Care Group, Inc.*<F1>               1,763,620     2,305,840
    68,700   Sybron Dental
               Specialties, Inc.*<F1>                    935,668     1,380,870
                                                     -----------   -----------
                                                       2,699,288     3,686,710

MATERIALS & PROCESSING SECTOR -- 6.8%
-------------------------------------

             CHEMICALS -- 3.6%
    27,500   Minerals Technologies Inc.                1,052,380     1,442,925
    28,500   Sigma-Aldrich Corp.                         897,773     1,338,360
                                                     -----------   -----------
                                                       1,950,153     2,781,285

             CONTAINERS & PACKAGING -
               PAPER & PLASTIC -- 3.2%
    69,100   AptarGroup, Inc.                          1,759,979     2,421,955

PRODUCER DURABLES SECTOR -- 3.9%
--------------------------------

             MACHINERY-INDUSTRIAL/SPECIALTY -- 3.9%
    59,000   Regal-Beloit Corp.                          731,582     1,507,450
    71,900   Rockwell Automation Inc.                  1,104,420     1,442,314
                                                     -----------   -----------
                                                       1,836,002     2,949,764

TECHNOLOGY SECTOR -- 6.8%
-------------------------

             COMPUTER SERVICES
               SOFTWARE & SYSTEMS -- 4.9%
    89,100   Keane, Inc.*<F1>                          1,119,966     1,519,155
   124,000   MPS Group, Inc.*<F1>                        716,001     1,085,000
   181,800   Parametric
               Technology Corp.*<F1>                   1,061,862     1,098,072
                                                     -----------   -----------
                                                       2,897,829     3,702,227

             MISCELLANEOUS TECHNOLOGY -- 1.9%
    51,100   Arrow Electronics, Inc.*<F1>              1,026,673     1,429,267

TELECOMMUNICATION SECTOR -- 4.2%
--------------------------------

             TELEPHONE & BROADBAND SERVICES -- 4.2%
   166,200   Broadwing Inc.*<F1>                       1,032,893     1,161,738
    58,700   CenturyTel, Inc.                          1,876,971     1,995,800
                                                     -----------   -----------
                                                       2,909,864     3,157,538

UTILITIES SECTOR -- 1.6%
------------------------

             ELECTRICAL -- 1.6%
    49,200   Wisconsin Energy Corp.                    1,157,007     1,224,096
                                                     -----------   -----------
                 Total common stocks                  47,650,612    64,444,884

REITS -- 3.3% (A)<F2>
   108,100   Prologis Trust                            2,242,393     2,524,135
                                                     -----------   -----------
                 Total long-term
                   investments                        49,893,005    66,969,019

SHORT-TERM INVESTMENTS -- 11.2% (A)<F2>

             VARIABLE RATE DEMAND NOTES -- 11.2%
$1,295,813   American Family
               Financial Services                      1,295,813     1,295,813
 3,700,000   Firstar Bank U.S.A., N.A.                 3,700,000     3,700,000
 1,200,000   Wisconsin Corporate
               Central Credit Union                    1,200,000     1,200,000
 2,280,000   Wisconsin Electric
               Power Co.                               2,280,000     2,280,000
                                                     -----------   -----------
                 Total short-term
                   investments                         8,475,813     8,475,813
                                                     -----------   -----------
                 Total investments                   $58,368,818    75,444,832
                                                     -----------
                                                     -----------
             Cash and receivables, less
               liabilities -- 0.6% (A)<F2>                             432,539
                                                                   -----------
                 NET ASSETS                                        $75,877,371
                                                                   -----------
                                                                   -----------
             Net Asset Value Per Share
               ($0.01 par value indefinite
               shares authorized), offering
               and redemption price
               ($75,877,371 / 3,680,620
               shares outstanding)                                      $20.62
                                                                        ------
                                                                        ------

  *<F1>   Non-income producing security.
(a)<F2>   Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

FMI Common Stock Fund, Inc.
STATEMENT OF OPERATIONS
For the Six Month Period Ending March 31, 2002 (Unaudited)

INCOME:
   Dividends                                                       $   277,498
   Interest                                                             52,886
                                                                   -----------
       Total income                                                    330,384
                                                                   -----------

EXPENSES:
   Management fees                                                     268,949
   Administrative services                                              22,916
   Registration fees                                                    18,995
   Transfer agent fees                                                  16,225
   Professional fees                                                    14,793
   Custodian fees                                                        7,034
   Printing and postage expense                                          6,526
   Board of Directors fees                                               4,500
   Other expenses                                                          177
                                                                   -----------
       Total expenses                                                  360,115
                                                                   -----------
NET INVESTMENT LOSS                                                    (29,731)
                                                                   -----------
NET REALIZED GAIN ON INVESTMENTS                                     1,188,486
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS              10,477,067
                                                                   -----------
NET GAIN ON INVESTMENTS                                             11,665,553
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $11,635,822
                                                                   -----------
                                                                   -----------

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ending March 31, 2002 (Unaudited) and For the Year Ended September 30, 2001

                                                    2002          2001
                                                  --------      --------
OPERATIONS:
   Net investment (loss) income                  $   (29,731) $     1,503
   Net realized gain on investments                1,188,486    5,978,086
   Net increase (decrease) in unrealized
     appreciation on investments                  10,477,067     (856,475)
                                                 -----------  -----------
       Net increase in net assets
         resulting from operations                11,635,822    5,123,114
                                                 -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gains
     ($2.68206 and $1.07157 per share,
     respectively)                                (7,410,548)  (2,701,969)*<F3>
                                                 -----------  -----------
FUND SHARE ACTIVITIES:
   Proceeds from shares issued (844,143 and
     775,709 shares, respectively)                16,693,499   15,509,371
   Net asset value of shares issued in
     distributions (395,430 and 150,846
     shares, respectively)                         7,126,131    2,571,631
   Cost of shares redeemed (214,285 and
     775,461 shares, respectively)                (4,216,641) (15,468,377)
                                                 -----------  -----------
       Net increase in net assets derived
         from Fund share activities               19,602,989    2,612,625
                                                 -----------  -----------
       TOTAL INCREASE                             23,828,263    5,033,770

NET ASSETS AT THE BEGINNING OF THE PERIOD         52,049,108   47,015,338
                                                 -----------  -----------
NET ASSETS AT THE END OF THE PERIOD              $75,877,371  $52,049,108
                                                 -----------  -----------
                                                 -----------  -----------

*<F3>  See Note 7.

  The accompanying notes to financial statements are an integral part of these statements.

FMI Common Stock Fund, Inc.
FINANCIAL HIGHLIGHTS
(Selected Data for each share of the Fund outstanding throughout each period)

                                            (UNAUDITED)
                                         FOR THE SIX MONTH
                                           PERIOD ENDING                           YEARS ENDED SEPTEMBER 30,
                                             MARCH 31,           -------------------------------------------------------------
                                                2002              2001          2000          1999          1998         1997
                                               ------            ------        ------        ------        ------       ------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value, beginning of period           $19.60            $18.77        $16.32        $18.49        $26.53       $21.76
Income from investment operations:
   Net investment (loss) income                 (0.01)             0.00         (0.03)        (0.03)        (0.02)        0.03
   Net realized and unrealized
     gains (losses) on investments               3.71              1.90          2.91          2.57         (4.15)        7.39
                                               ------            ------        ------        ------        ------       ------
Total from investment operations                 3.70              1.90          2.88          2.54         (4.17)        7.42
Less distributions:
   Dividends from net investment income            --                --            --            --         (0.01)       (0.15)
   Distributions from net realized gains        (2.68)            (1.07)        (0.43)        (4.71)        (3.86)       (2.50)
                                               ------            ------        ------        ------        ------       ------
Total from distributions                        (2.68)            (1.07)        (0.43)        (4.71)        (3.87)       (2.65)
                                               ------            ------        ------        ------        ------       ------
Net asset value, end of period                 $20.62            $19.60        $18.77        $16.32        $18.49       $26.53
                                               ------            ------        ------        ------        ------       ------
                                               ------            ------        ------        ------        ------       ------

TOTAL INVESTMENT RETURN                         21.2%*<F4>        11.0%         18.4%         16.4%        (17.6%)       38.4%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)         75,877            52,049        47,015        39,115        39,047       52,678
Ratio of expenses to average net assets          1.2%**<F5>        1.2%          1.2%          1.3%          1.2%         1.2%
Ratio of net investment (loss) income
  to average net assets                         (0.1%)**<F5>       0.0%         (0.2%)        (0.2%)        (0.1%)        0.1%
Portfolio turnover rate                         15.4%             46.8%         46.7%         75.9%         54.3%        60.7%

 *<F4>  Not Annualized.
**<F5>  Annualized.

  The accompanying notes to financial statements are an integral part of this statement.

FMI Common Stock Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
March 31, 2002 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

          The following is a summary of significant accounting policies of the FMI Common Stock Fund, Inc. (the "Fund"), which is registered as a diversified, open-end management investment company under the Investment Company Act of 1940. The Fund was incorporated under the laws of Wisconsin on July 29, 1981. Prior to December 15, 2001 the Fund was known as "Fiduciary Capital Growth Fund, Inc." The investment objective of the Fund is to produce long-term capital appreciation principally through investing in common stocks.

     (a) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Short-term investments (securities with maturities of 60 days or less) are valued at amortized cost which approximates quoted market value. For financial reporting purposes, investment transactions are recorded on trade date. Cost amounts as reported on the statement of net assets are substantially the same for Federal income tax purposes.

     (b) Net realized gains and losses on common stock are computed on the identified cost basis.

     (c) Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment company taxable income and net capital gains to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

     (d) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     (e) The Fund has investments in short-term variable rate demand notes, which are unsecured instruments. The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Fund's policy is to monitor the creditworthiness of the issuer and the Fund does not anticipate nonperformance by these counterparties.

     (f) Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (g) The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

          The Fund has a management agreement with Fiduciary Management, Inc. ("FMI"), with whom certain officers and directors of the Fund are affiliated, to serve as investment adviser and manager. Under the terms of the agreement, the Fund will pay FMI a monthly management fee at the annual rate of 1% of the daily net assets up to and including $30,000,000 and 0.75% of the daily net assets of the Fund in excess of $30,000,000. The Fund has an administrative agreement with FMI to supervise all aspects of the Fund's operations except those performed by FMI pursuant to the management agreement. Under the terms of the agreement, the Fund will pay FMI a monthly administrative fee at the annual rate of 0.1% of the daily net assets up to and including $30,000,000 and 0.05% of the daily net assets of the Fund in excess of $30,000,000.

(3)  DISTRIBUTION TO SHAREHOLDERS --

          Net investment income and net realized gains, if any, are distributed to shareholders. On December 27, 2001, the Fund distributed $1,525,648 from long-term realized gains ($0.49677 per share). The distribution was paid on December 28, 2001 to shareholders of record on December 26, 2001.

(4)  INVESTMENT TRANSACTIONS --

          For the six month period ending March 31, 2002, purchases and proceeds of sales of investment securities (excluding short-term investments) were $16,945,040 and $8,650,650, respectively.

(5)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

          As of March 31, 2002, liabilities of the Fund included the following:

               Payable to FMI for management
                 and administrative fees                        $    57,529
               Other liabilities                                     23,667

(6)  SOURCES OF NET ASSETS --

          As of March 31, 2002, the sources of net assets were as follows:

               Fund shares issued and outstanding               $59,190,956
               Net unrealized appreciation on investments        17,076,014
               Overdistribution of net realized
                 gains on investments                              (389,599)
                                                                -----------
                                                                $75,877,371
                                                                -----------
                                                                -----------

          Aggregate net unrealized appreciation as of March 31, 2002, consisted of the following:

               Aggregate gross unrealized appreciation          $17,374,187
               Aggregate gross unrealized depreciation            (298,173)
                                                                -----------
                   Net unrealized appreciation                  $17,076,014
                                                                -----------
                                                                -----------

(7)  REQUIRED FEDERAL INCOME TAX DISCLOSURES --

          In early 2001, shareholders received information regarding all distributions paid to them by the Fund during the fiscal year ended September 30, 2001. The Fund hereby designates the following amounts as long-term capital gains distributions.

               Capital gains taxed at 20%                       $ 1,054,717

          The percentage of ordinary income which is eligible for the corporate dividend received deduction for the fiscal year ended September 30, 2001 was 20%.

                          FMI COMMON STOCK FUND, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202
                              www.fiduciarymgt.com
                                  414-226-4555

                               BOARD OF DIRECTORS
                                 BARRY K. ALLEN
                                GEORGE D. DALTON
                               PATRICK J. ENGLISH
                             GORDON H. GUNNLAUGSSON
                                 TED D. KELLNER
                                 PAUL S. SHAIN
                                DONALD S. WILSON

                               INVESTMENT ADVISER
                               AND ADMINISTRATOR
                           FIDUCIARY MANAGEMENT, INC.
                             225 East Mason Street
                          Milwaukee, Wisconsin  53202

                               TRANSFER AGENT AND
                           DIVIDEND DISBURSING AGENT
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202
                                  800-811-5311
                                       or
                                  414-765-4124

                                   CUSTODIAN
                    U.S. BANK INSTITUTIONAL TRUST & CUSTODY
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                          Milwaukee, Wisconsin  53202

                                 LEGAL COUNSEL
                                FOLEY & LARDNER
                           777 East Wisconsin Avenue
                          Milwaukee, Wisconsin  53202

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of FMICommon Stock Fund unless accompanied or preceded by the Fund's current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.